Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 434	$ (96,600)	$ 19,911,412	$ (18,917,777)	$ 897,469
Balance, shares at Dec. 31, 2021		4,342,626
Sale of Common Stock for cash		$ 12	(15,544)	2,919,692		2,904,160
Sale of Common Stock for cash, shares		121,323
Receipt of subscription receivable			96,600			96,600
Net loss					(7,738,203)	(7,738,203)
Stock-based compensation				6,492,653		6,492,653
Offering costs				(1,691,386)		(1,691,386)
Preferred share redemption		$ (1)		(224,999)		$ (225,000)
Preferred share redemption, shares		(9,284)
Issuance of Common Stock upon exercise of warrants, shares
Balance at Dec. 31, 2022		$ 445	(15,544)	27,407,372	(26,655,980)	$ 736,293
Balance, shares at Dec. 31, 2022		4,454,665
Stock-based compensation				1,407,044		1,407,044
Sale of Common Stock for cash		$ 7	(86,370)	1,598,623		1,512,260
Sale of Common Stock for cash, shares		65,960
Receipt of subscription receivable			76,435			76,435
Offering costs				(436,969)		(436,969)
Net loss					(2,719,522)	(2,719,522)
Balance at Mar. 31, 2023		$ 452	(25,479)	29,976,070	(29,375,502)	575,541
Balance, shares at Mar. 31, 2023		4,520,625
Balance at Dec. 31, 2022		$ 445	(15,544)	27,407,372	(26,655,980)	736,293
Balance, shares at Dec. 31, 2022		4,454,665
Net loss						(5,168,226)
Stock-based compensation						$ 2,755,087
Issuance of Common Stock upon exercise of warrants, shares
Balance at Jun. 30, 2023		$ 452	(25,479)	31,324,113	(31,824,206)	$ (525,120)
Balance, shares at Jun. 30, 2023		4,520,625
Balance at Dec. 31, 2022		$ 445	(15,544)	27,407,372	(26,655,980)	736,293
Balance, shares at Dec. 31, 2022		4,454,665
Sale of Common Stock for cash		$ 7	(86,370)	1,598,623		1,512,260
Sale of Common Stock for cash, shares		65,960
Receipt of subscription receivable			95,190			95,190
Net loss					(12,616,408)	(12,616,408)
Stock-based compensation		15		6,645,876		6,645,891
Offering costs				(437,665)		(437,665)
Stock-based compensation, shares		148,950
Recapitalization		$ 449		(2,128,994)		(2,128,545)
Recapitalization, shares		4,494,789
Issuance of Common Stock upon exercise of warrants		$ 9		1,034,991		$ 1,035,000
Issuance of Common Stock upon exercise of warrants, shares		90,000
Issuance of Common Stock pursuant to Forward Purchase Agreement		$ 50		1,221,895		$ 1,221,945
Issuance of Common Stock pursuant to Forward Purchase Agreement, shares		500,000
Balance at Dec. 31, 2023		$ 975	(6,724)	35,342,098	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		9,754,364
Balance at Mar. 31, 2023		$ 452	(25,479)	29,976,070	(29,375,502)	575,541
Balance, shares at Mar. 31, 2023		4,520,625
Stock-based compensation				1,348,043		1,348,043
Net loss					(2,448,704)	(2,448,704)
Stock-based compensation						1,348,043
Balance at Jun. 30, 2023		$ 452	(25,479)	31,324,113	(31,824,206)	(525,120)
Balance, shares at Jun. 30, 2023		4,520,625
Balance at Dec. 31, 2023		$ 975	(6,724)	35,342,098	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		9,754,364
Stock-based compensation				1,199,318		1,199,318
Sale of Common Stock for cash		$ 100		1,109,900		1,110,000
Sale of Common Stock for cash, shares		1,000,000
Offering costs				(155,000)		(155,000)
Net loss					(3,229,049)	(3,229,049)
Sale of Series B Convertible Preferred Units		$ 25		1,500,000		1,500,025
Sale of Series B Convertible Preferred Units, shares	150	250,000
Issuance of Common Stock upon exercise of warrants		$ 155		742,319		742,474
Issuance of Common Stock upon exercise of warrants, shares		1,550,780
Balance at Mar. 31, 2024		$ 1,255	(6,724)	39,738,635	(42,501,437)	(2,768,271)
Balance, shares at Mar. 31, 2024	150	12,555,144
Balance at Dec. 31, 2023		$ 975	(6,724)	35,342,098	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		9,754,364
Net loss						(6,449,605)
Stock-based compensation						$ 2,401,046
Issuance of Common Stock upon exercise of warrants, shares
Balance at Jun. 30, 2024		$ 1,475	(6,724)	41,557,422	(45,721,993)	$ (4,169,820)
Balance, shares at Jun. 30, 2024	150	14,755,144
Balance at Mar. 31, 2024		$ 1,255	(6,724)	39,738,635	(42,501,437)	(2,768,271)
Balance, shares at Mar. 31, 2024	150	12,555,144
Stock-based compensation				1,201,728		1,201,728
Sale of Common Stock for cash		$ 220		617,059		617,279
Sale of Common Stock for cash, shares		2,200,000
Net loss					(3,220,556)	(3,220,556)
Stock-based compensation						1,201,728
Balance at Jun. 30, 2024		$ 1,475	$ (6,724)	$ 41,557,422	$ (45,721,993)	$ (4,169,820)
Balance, shares at Jun. 30, 2024	150	14,755,144